Investments - Net Investment Income (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Investment Income [Line Items]
Gross investment income	$ 3,536.0		$ 3,648.7		$ 4,705.3	$ 4,980.9	$ 5,007.7
Less: Investment expenses	3.5		6.2		7.4	12.1	20.7
Net investment income	3,532.5		3,642.5		4,697.9	4,968.8	4,987.0
Fixed maturities
Net Investment Income [Line Items]
Gross investment income	2,967.9		3,179.2		4,184.0	4,402.1	4,374.3
Equity securities
Net Investment Income [Line Items]
Gross investment income	6.5		14.5		17.7	27.3	30.1
Mortgage Loans on Real Estate
Net Investment Income [Line Items]
Gross investment income	362.2		376.8		500.0	500.0	496.7
Policy Loans
Net Investment Income [Line Items]
Gross investment income	89.1		91.5		121.5	125.6	135.5
Short-term investments and cash equivalents
Net Investment Income [Line Items]
Gross investment income	2.7		3.9		5.4	6.7	(3.5)
Other
Net Investment Income [Line Items]
Gross investment income	$ 107.6	[1]	$ (17.2)	[1]	$ (123.3)	$ (80.8)	$ (25.4)

[1]	In the period ending in 2013, includes distributions of cash and securities of $128.2 in conjunction with a bankruptcy settlement for a prime broker who held assets on behalf of a limited partnership previously written down to realizable value.